Warrants - Additional Information (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrant Liability Disclosure [Line Items]
Minimum lock in period for transfer, assign or sell warrants after completion of IPO	30 days	30 days
Number of consecutive trading days for determining share price		10 days
Share Price Less Than Or Equals To USD Nine Point Two [Member]
Warrant Liability Disclosure [Line Items]
Share Price	$ 9.2	$ 9.2
Share Price Less Than Or Equals To USD Nine Point Two [Member] | Common Stock [Member]
Warrant Liability Disclosure [Line Items]
Class of warrant or right, redemption price adjustment percentage	115.00%	115.00%
Share Price More Than Or Equals To USD Eighteen [Member]
Warrant Liability Disclosure [Line Items]
Class of Warrants, Redemption Notice Period	30 days	30 days
Share Price Less Than Or Equals To USD Eighteen [Member]
Warrant Liability Disclosure [Line Items]
Share Price	$ 10	$ 10
Class of Warrants, Redemption Price Per Unit	$ 0.1	$ 0.1
Class of Warrants, Redemption Notice Period	30 days	30 days
Number of consecutive trading days for determining share price	10 days
Public Warrants [Member]
Warrant Liability Disclosure [Line Items]
Number of Warrants or Rights Outstanding	13,333,333	13,333,333	13,333,333
Warrants Exercisable Term from the Date of Completion of business Combination	30 days	30 days
Warrants Exercisable term from the Closing of IPO	12 months	12 months
Minimum lock in period for SEC registration from date of business combination	20 days	20 days
Minimum lock In period to become effective after the closing of the initial business combination	60 days	60 days
Class of warrant or right, exercise price of warrants or rights	$ 11.5	$ 11.5
Public Warrants [Member] | Share Price More Than Or Equals To USD Eighteen [Member]
Warrant Liability Disclosure [Line Items]
Class of Warrants, Redemption Notice Period	30 days	30 days
Private Placement Warrants [Member]
Warrant Liability Disclosure [Line Items]
Number of Warrants or Rights Outstanding	6,666,667	6,666,667	6,666,667
Private Placement Warrants [Member] | Share Price More Than Or Equals To USD Eighteen [Member]
Warrant Liability Disclosure [Line Items]
Share Price	$ 18	$ 18
Class of Warrants, Redemption Price Per Unit	$ 0.01	$ 0.01
Number of consecutive trading days for determining share price	20 days	20 days
Number of trading days for determining share price	30 days	30 days